Subsequent Events	12 Months Ended
Dec. 31, 2025
Subsequent Events [Abstract]
SUBSEQUENT EVENTS

NOTE 13 - SUBSEQUENT EVENTS:

a.	On February 19, 2026, the Company’s shareholders meeting approved the adjustment of the exercise price of the warrants issued in the registered direct offerings completed on September 12, 2025 and September 15, 2025, to $8.01 per ordinary share, including the revised expiration date of five years from the date of approval by the Company’s shareholders.

b.	In connection with the inducement letter agreement dated October 29, 2025, on February 19, 2026 the Company’s shareholders meeting approved the grant of 410,000 warrants at an exercise price of $8.01 per ordinary share, with an expiration date of five years from the date of approval by the Company’s shareholders.

c.	In connection with the inducement letter agreement dated November 29, 2025, on February 19, 2026 the Company’s shareholders meeting approved the grant of 1,937,833 warrants at an exercise price of $5.58 per ordinary share, with an expiration date of five years from the date of approval by the Company’s shareholders.

d.	On February 19, 2026, the Company’s shareholders meeting approved a reverse share split of the Company’s issued and outstanding ordinary shares at a ratio of up to 3:1, to be effected, if effected, at the discretion of and on such date to be determined by the Board of Directors. On March 11, 2026, the Company effectuated such reverse share split.

e.	On February 19, 2026, the Company’s board of directors approved an increase in the number of ordinary shares reserved for issuance under the Company’s 2024 Global Equity Incentive Plan by 477,238 from 824,619 to 1,301,857.

f.

On March 11, 2026, the Company’s compensation committee and the Board approved a one-time discretionary bonus to certain office holders, including the co-founders, in respect of their significant contribution to the Company’s equity offering and funds raising efforts. The total cost of this one-time discretionary bonus for the officers is approximately $520 thousand.

g.	From January 1, 2026 and until March 11,2026, the Company issued 593,667 ordinary shares held in abeyance, upon the investor’s request, in connection with a November 29, 2025 inducement letter agreement.